Cover	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
Entity File Number	000-55470
Entity Registrant Name	CQENS Technologies Inc.
Entity Central Index Key	0001479915
Entity Tax Identification Number	27-1521407
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	170 S Green Valley Parkway
Entity Address, Address Line Two	Suite 343
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89012
City Area Code	702
Local Phone Number	661-2404
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false